Pension and Postretirement Expense Level 4 (Details) - Weighted Average Rates used to Determine Net Periodic Pension Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 1
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.30%	4.20%	4.90%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.30%	5.40%	5.60%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.50%	4.40%	5.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.50%	5.60%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.80%	5.80%	5.80%